PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Total Liability for Environmental Rehabilitation

The following is a reconciliation of the total liability for environmental rehabilitation.

	December 31, 2012	December 31, 2011
Asset retirement obligations
Opening balance	140.8	149.2
Addition to liabilities	11.8	5.3
Accretion of liability	14.3	13.8
Translation	(8.3)	(27.5)

Closing balance	158.6	140.8